Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Change in valuation inputs or other assumptions	$ (18,525)	$ (1,539)	$ (14,820)	$ (11,799)	$ (20,064)	$ (26,619)	$ (855)	$ 4,389
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value as of January 1, 2023	4,275	2,736	13,680	1,881	2,736	1,881	1,881	6,270
Change in valuation inputs or other assumptions	18,525	1,539	14,820	11,799			855	(4,389)
Fair value as of December 31, 2023	$ 22,800	$ 4,275	$ 28,500	$ 13,680	$ 22,800	$ 28,500	$ 2,736	$ 1,881